REGISTRATION NO. 333-136776/811-04909

	              SECURITIES AND EXCHANGE COMMISSION
	                   Washington, D.C.  20549

	                           FORM N-6

	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
		Pre-Effective Amendment No.         	       		[ ]
		Post-Effective Amendment No.   3    	                [X]

	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
	                       Amendment No.  21 			[X]
		     (Check appropriate box or boxes.)


	                 SYMETRA SEPARATE ACCOUNT SL
			-----------------------------
	                 (Exact Name of Registrant)

	               Symetra Life Insurance Company
		       ------------------------------
	                   (Name of Depositor)

        777 108th Avenue NE, Suite 1200, Bellevue, Washington       98004
	------------------------------------------------------     --------
        (Address of Depositor's Principal Executive Offices)      (Zip Code)

	 Depositor's Telephone Number, including Area Code (425) 256-8000

	             Name and Address of Agent for Service
		     -------------------------------------
	                     Jacqueline Veneziani
	                 777 108th Ave NE, Suite 1200
	                 Bellevue, Washington 98004
	                        (425) 256-5026



                  Approximate date of Proposed Public Offering:
As Soon as Practicable after the effective date of this registration statement.

If appropriate, check the following:
	[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


It is proposed that this filing will become effective:
[ ] Immediately upon filing pursuant to paragraph (b) of Rule 485
[X] On November 10, 2007 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) of Rule 485
[ ] On________________________ pursuant to paragraph (a) of Rule 485



                       Title of Securities Being Registered:
                Flexible Premium Variable Life Insurance Policies

                                 EXPLANATORY NOTE

This Post-Effective Amendment No. 3 ("Amendment") to the Registration Statement of Form N-6 for Symetra Separate Account SL is being filed for the purpose of extending the effective date of Post-Effective Amendment No. 2 to November 10, 2007. This Amendment incorporates by reference the Prospectus, Statement of Additional Information and Part C contained in Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission on August 15, 2007 (ACCESSION NUMBER: 0000806180-07-000022).

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement and has duly caused this Registration Statement to be signed on its behalf thereto duly authorized, in the City of Bellevue and State of Washington on the 10th day of October, 2007.

        				Symetra Separate Account SL
					-----------------------------
							(Registrant)

					By:  Symetra Life Insurance Company
					     ------------------------------

					By:  RANDALL H. TALBOT*
					     ------------------------------
					     Randall H. Talbot, President

 					By:  Symetra Life Insurance Company
				             -------------------------------
					        	(Depositor)

  					By: RANDALL H. TALBOT*
					    --------------------
			                    Randall H. Talbot, President

Pursuant to the requirement of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the dates indicated. Those signatures with an asterisk indicate that the signature was supplied by a duly appointed attorney-in-fact under a valid Power of Attorney which is incorporated by reference to Post-Effective Amendment No.36 to Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on December 20, 2006 (File No. 333-136776).

NAME							TITLE


Allyn D. Close *				Director and Senior Vice President
----------------
Allyn D. Close


Jennifer V. Davies *				Director  and Senior Vice President
--------------------
Jennifer V. Davies


Roger F. Harbin*				Director and Executive Vice President
----------------
Roger F. Harbin


Margaret A. Meister*				Director, Chief Financial Operator, Executive Vice
--------------------				President
Margaret A. Meister



Colleen M. Murphy *	                	Vice President, Controller, Treasurer and
--------------------				Assistant Secretary
Colleen M. Murphy

/s/George C. Pagos				Director, Vice President, General Counsel and
-------------------				Secretary
George C. Pagos


Randall H. Talbot *				Director and President
-------------------
Randall H. Talbot